Property and equipment - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	$ 1,585	$ 2,287
Property, plant and equipment, Ending Balance	2,115	1,585
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	3,381	3,587
Additions	1,238	63
Disposals		(2)
Impact of change in presentation currency	178	(267)
Property, plant and equipment, Ending Balance	4,797	3,381
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,796	1,300
Depreciation	784	625
Disposals		(2)
Impact of change in presentation currency	102	(127)
Property, plant and equipment, Ending Balance	2,682	1,796
Lab equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	774
Property, plant and equipment, Ending Balance	648	774
Lab equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,412	1,508
Additions	0	18
Disposals		(2)
Impact of change in presentation currency	65	(112)
Property, plant and equipment, Ending Balance	1,477	1,412
Lab equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	638	485
Depreciation	158	201
Disposals		(2)
Impact of change in presentation currency	33	(46)
Property, plant and equipment, Ending Balance	829	638
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	88
Property, plant and equipment, Ending Balance	69	88
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	242	227
Additions	10	33
Disposals		0
Impact of change in presentation currency	11	(18)
Property, plant and equipment, Ending Balance	263	242
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	154	125
Depreciation	30	41
Disposals		0
Impact of change in presentation currency	10	(12)
Property, plant and equipment, Ending Balance	194	154
Office equipment and leaseholds [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	723
Property, plant and equipment, Ending Balance	652	723
Office equipment and leaseholds [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,727	1,852
Additions	314	12
Disposals		0
Impact of change in presentation currency	86	(137)
Property, plant and equipment, Ending Balance	2,127	1,727
Office equipment and leaseholds [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	1,004	690
Depreciation	417	383
Disposals		0
Impact of change in presentation currency	54	(69)
Property, plant and equipment, Ending Balance	1,475	1,004
Leased buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	0
Property, plant and equipment, Ending Balance	746	0
Leased buildings [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	0	0
Additions	914	0
Disposals		0
Impact of change in presentation currency	16
Property, plant and equipment, Ending Balance	930	0
Leased buildings [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, Beginning Balance	0	0
Depreciation	179	0
Disposals		0
Impact of change in presentation currency	5	(127)
Property, plant and equipment, Ending Balance	$ 184	$ 0